Loans and Allowance for Loan Losses - Impairment Methodology (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses:
Individually evaluated for impairment	$ 615	$ 1,194
Collectively evaluated for impairment	11,862	10,458
Total	12,477	11,652	$ 10,852	$ 9,886
Loans outstanding:
Individually evaluated for impairment	7,395	8,478
Collectively evaluated for impairment	1,161,830	1,138,149
Total	1,169,225	1,146,627
Commercial, financial, and agricultural
Allowance for loan losses:
Individually evaluated for impairment	311	551
Collectively evaluated for impairment	2,607	2,686
Total	2,918	3,237	3,325	2,753
Loans outstanding:
Individually evaluated for impairment	1,514	2,428
Collectively evaluated for impairment	197,508	205,292
Total	199,022	207,720
Residential real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	64	140
Total	64	140	170	108
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	23,035	28,610
Total	23,035	28,610
Residential real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	264	579
Collectively evaluated for impairment	1,854	1,492
Total	2,118	2,071	1,689	2,385
Loans outstanding:
Individually evaluated for impairment	3,856	4,793
Collectively evaluated for impairment	249,215	236,724
Total	253,071	241,517
Commercial real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	369	757
Total	369	757	807	413
Loans outstanding:
Individually evaluated for impairment	137	153
Collectively evaluated for impairment	84,861	106,631
Total	84,998	106,784
Commercial real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	23	37
Collectively evaluated for impairment	6,524	4,877
Total	6,547	4,914	4,437	3,793
Loans outstanding:
Individually evaluated for impairment	1,711	850
Collectively evaluated for impairment	574,924	528,686
Total	576,635	529,536
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment	17	27
Collectively evaluated for impairment	364	307
Total	381	334	345	274
Loans outstanding:
Individually evaluated for impairment	177	254
Collectively evaluated for impairment	32,287	32,206
Total	32,464	32,460
Unallocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	80	199
Total	80	199	$ 79	$ 160
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0